Condensed Consolidated Statements of Changes in Mezzanine Equity and Stockholders' Equity (Deficit) (Unaudited) - USD ($)		Preferred Stock [Member] Series A Cumulative Redeemable Preferred Stock [Member]	Preferred Stock [Member] Series B Redeemable Preferred Stock [Member]	Common Stock [Member]		Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Jun. 30, 2020				$ 112		$ 31,929,612	$ (20,535,602)		$ 11,394,122
Balance, shares at Jun. 30, 2020				112,332	[1]
Stock issued for Argyll acquisition				$ 7		3,802,493			3,802,500
Stock issued for Argyll acquisition, shares	[1]			6,500
Stock issued for FLIP acquisition				$ 2		2,217,619			2,217,621
Stock issued for FLIP acquisition, shares	[1]			1,876
Stock issued for EGL acquisition				$ 4		2,791,479			2,791,483
Stock issued for EGL acquisition, shares	[1]			3,556
Stock issued for ggCircuit acquisition				$ 8		9,273,203			9,273,211
Stock issued for ggCircuit acquisition, shares				8,302	[1]
Stock issued for Helix acquisition				$ 5		5,901,128			5,901,133
Stock issued for Helix acquisition, shares	[1]			5,283
Common stock and warrants issued in equity financing, net of issuance costs				$ 20		27,339,980			27,340,000
Common stock and warrants issued in equity financing, net of issuance costs, shares	[1]			20,000
Stock options and warrant exercises				$ 55		34,064,805			34,064,860
Stock options and warrant exercises, shares	[1]			55,085
Common stock issued for services				$ 6		$ 4,024,740			$ 4,024,746
Common stock issued for services, shares	[1]			6,027
Stock based compensation						1,017,620			1,017,620
Foreign exchange translation								$ (669,170)	$ (669,170)
Net loss							(26,372,734)		$ (26,372,734)
Common stock issued upon the exercise of stock options, shares				140	[1]				53
Balance at Jun. 30, 2021				$ 219		122,362,679	(46,908,336)	(669,170)	$ 74,785,392
Balance, shares at Jun. 30, 2021				218,961	[1]
Common stock issued for services				$ 1		$ 574,298			$ 574,299
Common stock issued for services, shares				786
Stock based compensation						308,073			308,073
Net loss							$ (552,381)		$ (552,381)
Common stock issued upon the exercise of stock options						40,969			40,969
Common stock issued upon the exercise of stock options, shares				85
Foreign exchange translation								(1,424,986)	(1,424,986)
Balance at Sep. 30, 2021				$ 220		123,286,019	(47,460,717)	(2,094,156)	73,731,366
Balance, shares at Sep. 30, 2021				219,832
Balance at Jun. 30, 2021				$ 219		122,362,679	(46,908,336)	(669,170)	74,785,392
Balance, shares at Jun. 30, 2021				218,961	[1]
Common stock issued for services, shares				1,326
Foreign exchange translation									(3,848,155)
Net loss									(98,456,505)
Redemption of the Series B redeemable preferred stock
Balance at Mar. 31, 2022		$ 7,707,543		$ 407		144,568,351	(145,364,841)	(4,517,325)	(5,313,408)
Balance, shares at Mar. 31, 2022		835,950		407,229
Balance at Jun. 30, 2021				$ 219		122,362,679	(46,908,336)	(669,170)	74,785,392
Balance, shares at Jun. 30, 2021				218,961	[1]
Common stock and warrants issued in equity financing, net of issuance costs				$ 150		3,464,775			3,464,925
Common stock and warrants issued in equity financing, net of issuance costs, shares	[1]			150,000
Common stock issued for services				$ 3		$ 748,146			$ 748,149
Common stock issued for services, shares	[1]			3,325
Stock based compensation						4,417,504			4,417,504
Foreign exchange translation								$ (6,706,944)	$ (6,706,944)
Net loss							(102,232,090)		(102,232,090)
Proceeds from issuance of 10% Series A cumulative redeemable convertible preferred stock		$ 7,599,334
Proceeds from issuance of 10% Series A cumulative redeemable convertible preferred stock, shares		835,950
Accretion of redemption value and issuance costs		$ 182,046				(182,046)			(182,046)
10% Series A cumulative redeemable convertible preferred stock cash dividend						(501,570)			(501,570)
Conversion of senior convertible note				$ 25		10,652,623			10,652,648
Conversion of senior convertible note, shares	[1]			25,145
Issuance of common stock under the ATM, net of issuance costs				$ 12		3,885,097			3,885,109
Issuance of common stock under the ATM, net of issuance costs, shares	[1]			11,658
Common stock issued upon the exercise of stock options						67,479			$ 67,479
Common stock issued upon the exercise of stock options, shares									140
Balance at Jun. 30, 2022		$ 7,781,380		$ 409		144,914,687	(149,140,426)	(7,376,114)	$ (11,601,444)
Balance, shares at Jun. 30, 2022		835,950		409,229	[1]
Balance at Sep. 30, 2021				$ 220		123,286,019	(47,460,717)	(2,094,156)	73,731,366
Balance, shares at Sep. 30, 2021				219,832
Common stock issued for services
Common stock issued for services, shares				40
Stock based compensation						1,729,401			1,729,401
Net loss							$ (34,334,629)		$ (34,334,629)
Proceeds from issuance of 10% Series A cumulative redeemable convertible preferred stock		$ 7,599,334
Proceeds from issuance of 10% Series A cumulative redeemable convertible preferred stock, shares		835,950
Accretion of redemption value and issuance costs		$ 35,073				(35,073)			(35,073)
10% Series A cumulative redeemable convertible preferred stock cash dividend						(100,314)			(100,314)
Conversion of senior convertible note				$ 17		8,243,437			8,243,454
Conversion of senior convertible note, shares				17,018
Issuance of common stock under the ATM, net of issuance costs				$ 4		1,539,215			1,539,219
Issuance of common stock under the ATM, net of issuance costs, shares				3,758
Common stock and warrants issued in equity financing, net of issuance costs, shares				55
Foreign exchange translation								(791,539)	(791,539)
Common stock and warrants issued in equity financing, net of issuance costs						26,510			26,510
Balance at Dec. 31, 2021		$ 7,634,407		$ 241		134,689,195	(81,795,346)	(2,885,695)	50,008,395
Balance, shares at Dec. 31, 2021		835,950		240,703
Common stock and warrants issued in equity financing, net of issuance costs, shares				150,000
Common stock issued for services						$ 31,450			$ 31,450
Common stock issued for services, shares				500
Stock based compensation						1,315,052			1,315,052
Foreign exchange translation									$ (1,631,630)
Net loss							$ (63,569,495)		(63,569,495)
Accretion of redemption value and issuance costs		73,136				(73,136)			(73,136)
10% Series A cumulative redeemable convertible preferred stock cash dividend						(200,628)			(200,628)
Conversion of senior convertible note				$ 8		2,409,186			2,409,194
Conversion of senior convertible note, shares				8,126
Issuance of common stock under the ATM, net of issuance costs				$ 8		2,345,882			2,345,890
Issuance of common stock under the ATM, net of issuance costs, shares				7,900
Foreign exchange translation								(1,631,630)	(1,631,630)
Common stock and warrants issued in equity financing, net of issuance costs				150		4,051,350			4,051,500
Balance at Mar. 31, 2022		$ 7,707,543		$ 407		144,568,351	(145,364,841)	(4,517,325)	(5,313,408)
Balance, shares at Mar. 31, 2022		835,950		407,229
Balance at Dec. 31, 2021		$ 7,634,407		$ 241		134,689,195	(81,795,346)	(2,885,695)	50,008,395
Balance, shares at Dec. 31, 2021		835,950		240,703
Common stock and warrants issued in equity financing, net of issuance costs, shares
Balance at Mar. 31, 2023		$ 8,007,162		$ 3,262		171,821,858	(180,635,674)	(4,792,746)	(13,603,300)
Balance, shares at Mar. 31, 2023		835,950		3,262,303
Balance at Jun. 30, 2022		$ 7,781,380		$ 409		144,914,687	(149,140,426)	(7,376,114)	(11,601,444)
Balance, shares at Jun. 30, 2022		835,950		409,229	[1]
Common stock and warrants issued in equity financing, net of issuance costs				$ 300		$ 1,567,830			$ 1,568,130
Stock based compensation						921,991			921,991
Net loss							$ (4,168,591)		$ (4,168,591)
Accretion of redemption value and issuance costs		74,544				(74,544)			(74,544)
10% Series A cumulative redeemable convertible preferred stock cash dividend						(200,628)			(200,628)
Common stock and warrants issued in equity financing, net of issuance costs, shares				300,000
Foreign exchange translation								(2,526,478)	(2,526,478)
Balance at Sep. 30, 2022		$ 7,855,924		$ 709		147,129,336	(153,309,017)	(9,902,592)	(16,081,564)
Balance, shares at Sep. 30, 2022		835,950		709,229
Balance at Jun. 30, 2022		$ 7,781,380		$ 409		144,914,687	(149,140,426)	(7,376,114)	$ (11,601,444)
Balance, shares at Jun. 30, 2022		835,950		409,229	[1]
Common stock issued upon the exercise of stock options, shares
Balance at Dec. 31, 2022		$ 7,931,182	$ 1,000	$ 846		149,006,564	(167,441,699)	(7,365,929)	$ (25,800,218)
Balance, shares at Dec. 31, 2022		835,950	100	845,539
Balance at Jun. 30, 2022		$ 7,781,380		$ 409		144,914,687	(149,140,426)	(7,376,114)	(11,601,444)
Balance, shares at Jun. 30, 2022		835,950		409,229	[1]
Foreign exchange translation									117,352
Net loss									(31,495,248)
Redemption of the Series B redeemable preferred stock									1,000
Balance at Mar. 31, 2023		$ 8,007,162		$ 3,262		171,821,858	(180,635,674)	(4,792,746)	(13,603,300)
Balance, shares at Mar. 31, 2023		835,950		3,262,303
Balance at Sep. 30, 2022		$ 7,855,924		$ 709		147,129,336	(153,309,017)	(9,902,592)	(16,081,564)
Balance, shares at Sep. 30, 2022		835,950		709,229
Common stock and warrants issued in equity financing, net of issuance costs				$ 71		2,146,614			2,146,685
Common stock and warrants issued in equity financing, net of issuance costs, shares				70,650
Net loss							(14,132,682)		(14,132,682)
Accretion of redemption value and issuance costs		75,258				(75,258)			(75,258)
10% Series A cumulative redeemable convertible preferred stock cash dividend						(200,628)			(200,628)
Foreign exchange translation								2,536,663	2,536,663
Proceeds from issuance of Series B redeemable preferred stock			$ 1,000
Proceeds from issuance of Series B redeemable preferred stock, shares			100
Common stock issued on exercise of Pre-funded warrants				$ 66		6,500			6,566
Common stock issued on exercise of Pre-funded warrants, shares				65,660
Balance at Dec. 31, 2022		$ 7,931,182	$ 1,000	$ 846		149,006,564	(167,441,699)	(7,365,929)	(25,800,218)
Balance, shares at Dec. 31, 2022		835,950	100	845,539
Common stock and warrants issued in equity financing, net of issuance costs				$ 36		(36)
Common stock and warrants issued in equity financing, net of issuance costs, shares				36,781
Common stock issued for services				$ 25		$ 183,975			$ 184,000
Common stock issued for services, shares				25,000
Stock based compensation						21,079			21,079
Foreign exchange translation									$ 107,167
Net loss							$ (13,193,975)		(13,193,975)
Accretion of redemption value and issuance costs		$ 75,980				$ (75,980)			(75,980)
10% Series A cumulative redeemable convertible preferred stock cash dividend						(200,628)			(200,628)
Conversion of senior convertible note				$ 2,242		22,875,713			$ 22,877,955
Conversion of senior convertible note, shares				2,242,143
Common stock issued upon the exercise of stock options, shares
Foreign exchange translation								2,573,183	$ 2,573,183
Common stock issued on exercise of Pre-funded warrants				$ 113		11,171			11,284
Common stock issued on exercise of Pre-funded warrants, shares				112,840
Redemption of the Series B redeemable preferred stock			$ (1,000)
Redemption of series B redeemable preferred, share			(100)
Balance at Mar. 31, 2023		$ 8,007,162		$ 3,262		$ 171,821,858	$ (180,635,674)	$ (4,792,746)	$ (13,603,300)
Balance, shares at Mar. 31, 2023		835,950		3,262,303

[1]	Retrospectively restated for effect of stock split.